Offerings	Jun. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 7,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,035.75
Offering Note	Note.1a. An indeterminate number of shares of common stock and preferred stock, warrants and units are being registered hereunder as may from time to time be offered at indeterminate prices, with an aggregate maximum offering price not to exceed $7,500,000. There is also being registered hereunder such indeterminate number of shares of common stock and preferred stock as may be issuable upon conversion, exercise, exchange or settlement of any securities registered hereunder, including pursuant to any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Note.1b. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act . The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act based on the proposed maximum aggregate offering price of all securities listed.